Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting

The concentration on sales revenues generated by customers type comprised of the following:

	For the year ended October 31,
	2025	2024	2023
Percentage of the Company’s sales
Customer A	47%	41%	39%
Customer B	—%	—%	24%
Customer C	13%	28%	19%
Customer D	—%	—%	11%
Customer F	—%	13%	—%
Customer G	29%	—%	—%
	As of
	October 31, 2025	October 31, 2024
Percentage of the Company’s accounts receivable
Customer A	60%	49%
Customer B	—%	1%
Customer C	8%	24%
Customer D	—%	—%
Customer F	5%	13%
Customer G	23%	—%
	As of
	October 31, 2025	October 31, 2024
Percentage of the Company’s accounts receivable
Customer A	60%	49%
Customer C	8%	24%
Customer F	5%	13%
Customer G	23%	—%

Schedule of Concentration on Suppliers

The concentration on purchases generated by suppliers type comprised of the following:

	For the year ended October 31,
	2025	2024	2023
Percentage of the Company’s purchases
Supplier A	13%	23%	95%
Supplier C	26%	21%	—%
Supplier D	15%	—%	—%
Supplier F	38%	37%	—%
	As of
	October 31, 2025	October 31, 2024
Percentage of the Company’s accounts payable
Supplier A	—%	—%
Supplier C	29%	28%
Supplier D	33%	16%
Supplier F	32%	49%
	As of
	October 31, 2025	October 31, 2024
Percentage of the Company’s accounts payable
Supplier C	29%	28%
Supplier D	33%	16%
Supplier F	32%	49%
	As of
	October 31, 2025	October 31, 2024
Percentage of the Company’s prepayment
Supplier E	29%	26%
Supplier G	26%	23%
Supplier H	18%	16%
Supplier I	12%	11%